Loans and borrowings Narrative (Detail)	12 Months Ended
	Dec. 31, 2019 EUR (€) shares € / shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Details loans and borrowings Narrative [line items]
Loan Principal K EUR 28,000	€ 28,000,000
Monthly reimbursable portion	18,000,000
Bullet portion	€ 10,000,000
Interest percentage	1.10%
Loan principal K EUR 18,000	€ 18,000,000
Belgian facility financing	12,000,000
Drawn		€ 11,739,000	€ 11,739,000
Polish facility financing	€ 6,000,000
Interest percentage	1.20%
First tranche	€ 10,000,000
Margin interest percentage first tranche	2.40%
Second tranche	€ 25,000,000
Margin interest percentage second tranche	2.72%
Loan principal K EUR 12,300	€ 12,300,000
Refinanced part March 2018	€ 9,300,000
Interest percentage	1.60%
Mortgage	€ 4,650,000
New investment credit June 2018	€ 3,000,000
Fixed interest rate credit June 2018	1.50%
Loan principal K EUR 8,750	€ 8,750,000
Facility loan 2005	2,000,000
Facility loan 2006	300,000
Facility loan 2012	5,000,000
Czech republic offices loan 2008	€ 1,750,000
Repayment schedule	15
Interest rate lower range	4.30%
Interest rate upper range	5.40%
Weighted average interest rate	1.10%
Institutional loan K EUR 2,000	€ 2,000,000
K EUR 2,000 institutional loan - max credit limit	€ 2,000,000
Interest rate	0.25%
Convertible bond K EUR 1,000	€ 1,000,000
Convertible number of bonds | shares	1,000
Nominal value per bond | € / shares	€ 1,000
Contractual life	7
Interest rate	3.70%
Conversion price	1.97
Fair value	€ 907,000
Amount recognized in consolidated reserves	€ 93,000
K EUR 1,000 convertible bond - max number of shares to be issued | shares	508,904
Related party loan	€ 187,000	214,000	241,000
Interest rate	4.23%
Related party loan - interest expense	€ 9,000	€ 10,000	€ 11,000
Lease liability related party	€ 617,000
Lease liabilities interest rate	2.00%